TAXATION	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
TAXATION

14. TAXATION

The current and deferred components of the income tax provision which are substantially attributable to the Company’s subsidiaries in PRC and Taiwan. As of December 31, 2023 and June 30, 2024, The Company have recorded a valuation allowance totaling US$3.14 million and US$3.35 million, respectively.

The effective tax rate is based on expected income and statutory tax rates. For interim financial reporting, the Company estimates the annual tax rate based on projected taxable income for the full year and records an interim income tax provision in accordance with guidance on accounting for income taxes in an interim period. As the year progresses, the Company refines the estimates of the year’s taxable income as new information becomes available. The Company’s effective tax rates for the six months ended June 30, 2024 and 2023 were 0%.

17. TAXATION

British Virgin Islands (“BVI”)

The Company is incorporated in the BVI. Under the current laws of the BVI, the Company is not subject to income or capital gains taxes.

A holder of shares in a BVI company who is not a resident of the BVI is not required to pay tax in the BVI on (i) dividends paid with respect to the shares, or (ii) any gains realized during that year on sale or disposal of such shares, provided the BVI company does not have a direct or indirect interest in any land in the BVI. The laws of the BVI does not impose a withholding tax on dividends paid by a company incorporated or re-registered under the BVI Companies Act.

There are no capital gains, gift or inheritance taxes levied by the BVI government on companies incorporated or re-registered under the BVI Companies Act. In addition, shares of companies incorporated or re-registered under the BVI Companies Act are not subject to transfer taxes, stamp duties or similar charges, provided the company does not have a direct or indirect interest in any land in the BVI.

Taiwan

MKD Taiwan, a subsidiary incorporated in Taiwan, is subject to a tax rate of 20% for entities under R.O.C. Income Tax Law.

Samoa

MKD Samoa was incorporated in Samoa and, under the current laws of Samoa, is not subject to tax on its income or capital gains. Additionally, dividend payments are not subject to withholdings tax in Samoa.

Mainland China

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25% while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. The Company’s subsidiary, MKD Jiaxing, was approved as HNTE and is entitled to a reduced income tax rate of 15% from 2021 to 2023. The Company’s subsidiary, MKD Shanghai have applicable EIT rate of 25%.

The income tax expense consisted of the following components:

For the years ended December 31,
	2022	2023
Current income tax expense	$-	$-
Deferred income tax benefit	-	-
Total income tax expense	$-	$-

Loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31, 2022 and 2023:

	For the years ended December 31,
	2022	2023
Taiwan	$(859,741)	$(1,080,900)
PRC	(357,345)	(915,691)
Others	-	(71,470)
Total loss before income taxes	$(1,217,086)	$(2,068,061)

A reconciliation between the Company’s actual provision for income taxes and the provision at the Taiwan statutory rate is as follows:

	For the years ended December 31,
	2022	2023

Loss before income tax expense	$(1,217,086)	$(2,068,061)
Taiwan statutory tax rate	20%	20%
Computed income tax expense with Taiwan statutory tax rate	$(243,417)	$(413,612)
Tax effect of different tax rates in other jurisdictions	(18,404)	(29,619)
Tax effect of additional deduction for R&D expenses	(47,431)	(70,546)
Non-deductible expenses	674	110,872
Exchange rate effect	(2,265)	(17,054)
Prior year true up	-	56,362
Tax effect on deferred tax allowance	310,843	363,597
Income tax expense	$-	$-

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

17.	TAXATION - Continued

As of December 31, 2022 and 2023, the significant components of the deferred tax assets are summarized below:

	As of December 31,
	2022	2023

Deferred tax assets:
Net operating loss carried forward	$2,605,009	$2,826,537
Impairment loss	353,769	305,219
Impact of foreign exchange	4,813	6,425
Lease Liability	24,036	46,998
Total deferred tax assets	2,987,628	3,185,179
Valuation allowance	(2,963,591)	(3,140,578)
Deferred tax assets, net of valuation allowance	24,037	44,601

Deferred tax liabilities:
Right of use asset	(24,037)	(44,601)
Total deferred tax liabilities	(24,037)	(44,601)
Total deferred tax assets, net	$-	$-

As of December 31, 2023, the Company had net operating loss carryforwards of approximately US$13.1 million, which arose from the Company’s subsidiaries, established in Taiwan, China, Samoa, and Mainland China. As of December 31, 2022 and 2023, deferred tax assets from the net operating loss carryforwards amounted to US$2,605,009 and US$2,826,537, respectively, and the Company has provided a valuation allowance of US$2,963,591 and US$3,140,578, respectively as it has concluded that it is more likely than not that these deferred tax assets would not be utilized in the future.

The movement of valuation allowance provision for deferred tax assets is as follows:

Balance as of December 31, 2021	$3,093,005
Current year addition	311,190
Expire of NOL	(152,259)
Exchange rate effect	(288,345)
Balance as of December 31, 2022	$2,963,591
Current year addition	363,597
Expire of NOL	(168,776)
Exchange rate effect	(17,834)
Balance as of December 31, 2023	$3,140,578

For entities incorporated in Taiwan, net loss can be carried forward for ten years; for entities incorporated in Samoa, net loss can be carried forward indefinitely; for entities incorporated in Mainland China, net loss can be carried forward for five years, while for HNTEs net loss can be carried forward for ten years. As of December 31, 2023, the Company had net operating loss carryforwards of approximately US$9,826,694, US$282 and US$3,316,255 for entities incorporated in Taiwan, Samoa and Mainland China, respectively. As of December 31, 2023, net operating loss carryforwards will expire, if unused, in the following amounts:

For the fiscal years ended December 31,	Amount
2024	$705,913
2025	1,173,827
2026	1,219,816
2027	1,245,291
2028	1,214,150
2029	1,891,241
2030	1,260,130
2031	1,646,751
2032	1,159,484
2033	1,626,346
Total	$13,142,949

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2022, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2023 and 2022, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

As of December 31, 2023, the tax years ended December 31, 2018 through 2022 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities. As of December 31, 2023, the tax years ended December 31, 2018 through 2022 for the Group’s subsidiary in the Taiwan is generally subject to examination by the Taiwan tax authorities.